Prepayments, Deposits and Other Assets, Net - Schedule of Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepaid expenses	[1]	$ 1,106,120	$ 901,567
Contract assets		320,348	690,554
Advances and deposits to suppliers	[1]	756,241	968,151
Deferred contract costs	[2]	5,027,030	726,691
Note receivables		335,193	1,376,357
Advances to employees		371,799	408,480
Prepaid VAT		8,359	59,647
Less: allowance for credit losses		(1,764)	(39,266)	$ (7,316)
Total		7,923,326	5,092,181
Less: non-current portion		(481,761)	(594,603)
Prepayments, deposits and other assets – current portion		$ 7,441,565	$ 4,497,578

[1]	Prepaid expenses, advances and deposits to suppliers primarily consist of advances and deposits to suppliers for purchasing goods or services that have not been received or provided.
[2]	Deferred contract costs represent incremental costs incurred in connection with obtaining or fulfilling customer contracts that are expected to be recoverable. The increase in deferred contract costs is primarily due to an increased number of revenue contracts which the performance obligation was not satisfied as of June 30, 2025.